Fees Summary	Aug. 19, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 105,000
Previously Paid Amount	0.00
Total Fee Amount	15.50
Total Offset Amount	0.00
Net Fee	15.50
Narrative - Max Aggregate Offering Price	$ 105,000
Final Prospectus	true